OTHER ASSETS AND OTHER LIABILITIES, Fair Value of Derivatives Held for Contractual Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value of Derivatives [Abstract]
Assets	S/ 904,791	S/ 987,663
Liabilities	819,473	891,999
Derivatives [Member]
Fair Value of Derivatives [Abstract]
Assets	842,213	909,512
Liabilities	803,012	845,101
Foreign Currency Forwards [Member]
Fair Value of Derivatives [Abstract]
Assets	161,495	334,505
Liabilities	210,947	205,341
Interest Rate Swap [Member]
Fair Value of Derivatives [Abstract]
Assets	456,575	341,898
Liabilities	352,677	204,775
Currency Swaps [Member]
Fair Value of Derivatives [Abstract]
Assets	219,648	230,818
Liabilities	230,848	429,365
Foreign Exchange Options [Member]
Fair Value of Derivatives [Abstract]
Assets	3,018	1,104
Liabilities	8,420	4,002
Futures [Member]
Fair Value of Derivatives [Abstract]
Assets	1,477	1,187
Liabilities	120	1,618
Up to 3 Months [Member] | Derivatives [Member]
Fair Value of Derivatives [Abstract]
Assets	174,930	217,299
Liabilities	192,257	244,822
Up to 3 Months [Member] | Foreign Currency Forwards [Member]
Fair Value of Derivatives [Abstract]
Assets	106,414	201,816
Liabilities	141,078	142,293
Up to 3 Months [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [Abstract]
Assets	22,151	8,870
Liabilities	21,591	20,615
Up to 3 Months [Member] | Currency Swaps [Member]
Fair Value of Derivatives [Abstract]
Assets	43,713	4,955
Liabilities	26,293	78,941
Up to 3 Months [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [Abstract]
Assets	1,175	471
Liabilities	3,175	1,355
Up to 3 Months [Member] | Futures [Member]
Fair Value of Derivatives [Abstract]
Assets	1,477	1,187
Liabilities	120	1,618
From 3 Months to 1 Year [Member] | Derivatives [Member]
Fair Value of Derivatives [Abstract]
Assets	120,639	187,322
Liabilities	147,481	210,518
From 3 Months to 1 Year [Member] | Foreign Currency Forwards [Member]
Fair Value of Derivatives [Abstract]
Assets	53,498	129,504
Liabilities	67,531	57,319
From 3 Months to 1 Year [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [Abstract]
Assets	33,774	11,790
Liabilities	50,376	20,739
From 3 Months to 1 Year [Member] | Currency Swaps [Member]
Fair Value of Derivatives [Abstract]
Assets	31,998	45,436
Liabilities	25,499	129,935
From 3 Months to 1 Year [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [Abstract]
Assets	1,369	592
Liabilities	4,075	2,525
From 3 Months to 1 Year [Member] | Futures [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	0	0
From 1 to 3 Years [Member] | Derivatives [Member]
Fair Value of Derivatives [Abstract]
Assets	216,017	167,869
Liabilities	171,345	140,416
From 1 to 3 Years [Member] | Foreign Currency Forwards [Member]
Fair Value of Derivatives [Abstract]
Assets	1,583	3,185
Liabilities	2,338	5,729
From 1 to 3 Years [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [Abstract]
Assets	141,134	94,681
Liabilities	88,792	48,110
From 1 to 3 Years [Member] | Currency Swaps [Member]
Fair Value of Derivatives [Abstract]
Assets	72,826	69,962
Liabilities	79,045	86,455
From 1 to 3 Years [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [Abstract]
Assets	474	41
Liabilities	1,170	122
From 1 to 3 Years [Member] | Futures [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	0	0
From 3 to 5 Years [Member] | Derivatives [Member]
Fair Value of Derivatives [Abstract]
Assets	138,369	206,654
Liabilities	101,822	136,400
From 3 to 5 Years [Member] | Foreign Currency Forwards [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	0	0
From 3 to 5 Years [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [Abstract]
Assets	82,228	128,141
Liabilities	29,965	36,596
From 3 to 5 Years [Member] | Currency Swaps [Member]
Fair Value of Derivatives [Abstract]
Assets	56,141	78,513
Liabilities	71,857	99,804
From 3 to 5 Years [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	0	0
From 3 to 5 Years [Member] | Futures [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	0	0
Over 5 Years [Member] | Derivatives [Member]
Fair Value of Derivatives [Abstract]
Assets	192,258	130,368
Liabilities	190,107	112,945
Over 5 Years [Member] | Foreign Currency Forwards [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	0	0
Over 5 Years [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [Abstract]
Assets	177,288	98,416
Liabilities	161,953	78,715
Over 5 Years [Member] | Currency Swaps [Member]
Fair Value of Derivatives [Abstract]
Assets	14,970	31,952
Liabilities	28,154	34,230
Over 5 Years [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	0	0
Over 5 Years [Member] | Futures [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	S/ 0	S/ 0